Property, plant and equipment (Details) - GBP (£) £ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		£ 1,540
Property, plant and equipment, ending balance			£ 1,540
Right-of-use assets, beginning balance		1,046	1,380
Charge for the period		(320)	(335)
Right-of-use assets, ending balance		774	1,046
Property, plant and equipment and right-of-use assets, beginning balance	[1]	1,540	2,067
Property, plant and equipment and right-of-use assets, ending balance		1,167	1,540 [1]
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets, beginning balance		1,561	1,561
Additions		0	0
Disposals		0	0
Revaluation		0	0
Right-of-use assets, ending balance		1,561	1,561
Property, plant and equipment and right-of-use assets, beginning balance		2,585	2,535
Additions		160	119
Disposals		(16)	(74)
Revaluation		1	5
Property, plant and equipment and right-of-use assets, ending balance		2,730	2,585
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets, beginning balance		(515)	(180)
Charge for the period		(272)	(335)
Disposals		0	0
Revaluation			0
Right-of-use assets, ending balance		(787)	(515)
Property, plant and equipment and right-of-use assets, beginning balance		(1,045)	(467)
Charge for the period		(524)	(644)
Disposals		6	68
Revaluation			(2)
Property, plant and equipment and right-of-use assets, ending balance		(1,563)	(1,045)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		153	187
Property, plant and equipment, ending balance		88	153
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		189	189
Additions		0	0
Disposals		0	0
Revaluation		0	0
Property, plant and equipment, ending balance		189	189
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(36)	(2)
Charge for the period		(65)	(34)
Disposals		0	0
Revaluation			0
Property, plant and equipment, ending balance		(101)	(36)
Laboratory equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		168	263
Property, plant and equipment, ending balance		212	168
Laboratory equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		339	299
Additions		155	62
Disposals		(10)	(22)
Revaluation		0	0
Property, plant and equipment, ending balance		484	339
Laboratory equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(171)	(36)
Charge for the period		(101)	(156)
Disposals		0	21
Revaluation			0
Property, plant and equipment, ending balance		(272)	(171)
Office and IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		173	237
Property, plant and equipment, ending balance		93	173
Office and IT equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		496	486
Additions		5	57
Disposals		(6)	(52)
Revaluation		1	5
Property, plant and equipment, ending balance		496	496
Office and IT equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(323)	(249)
Charge for the period		(86)	(119)
Disposals		6	47
Revaluation			(2)
Property, plant and equipment, ending balance		£ (403)	£ (323)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'